Investment in Associate - Disclosure Of Significant Investments In Associates (Parenthetical) (Detail)	Jun. 30, 2019
Disclosure Of Significant Changes In Carrying Amount Of Investment Associates [Abstract]
Change In Ownership Interest In Associate	32.00%